Prepaid expenses and other current assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments To Suppliers, Current	$ 598	$ 790
Prepaid Expense, Current	8,894	7,807
Value Added Tax Receivable, Current	15,470	7,401
Other Assets, Miscellaneous, Current	1,438	1,087
Prepaid Expense and Other Assets, Current	$ 26,400	$ 17,085